Consolidated balance sheets - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets [abstract]
Cash	R$ 10,356,636	R$ 5,610,548
Total financial assets	365,169,005	321,697,974
Total financial assets at fair value through profit or loss	239,754,641	196,185,210
Financial assets at fair value through profit or loss, classified as held for trading	198,834,060	149,985,414
Derivative financial assets	40,920,581	46,199,796
Total financial assets at fair value through other comprehensive income	42,223,349	50,879,981
Investments in equity instruments designated at fair value through other comprehensive income	42,223,349	50,879,981
Financial assets at amortised cost	83,191,015	74,632,783
Financial Assets At Amortized Cost Securities	7,406,932	2,836,146
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	17,063,099	22,057,137
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,299,483	6,499,097
Trade receivables	1,366,424	778,943
Financial Assets At Amortized Cost Loan Operations	34,142,085	29,228,463
Other financial assets	16,912,992	13,232,997
Other assets	10,769,686	10,657,119
Current tax assets	442,824	452,555
Right-of-use assets	340,586	313,141
Prepayments	4,063,404	4,363,233
Other non-financial assets	5,922,872	5,528,190
Deferred tax assets	3,370,919	2,887,935
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	3,635,314	3,518,779
Property, plant and equipment	463,540	449,956
Intangible assets and goodwill	2,763,253	2,634,449
Assets	396,528,353	347,456,760
Equity and liabilities [abstract]
Total financial liabilities	276,497,370	257,965,004
Total financial liabilities at fair value through profit or loss	58,590,399	55,301,063
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	21,043,459	15,253,376
Derivative financial liabilities	37,546,940	40,047,687
Financial liabilities at amortised cost	217,906,971	202,663,941
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	58,713,869	71,779,721
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	22,420,806	18,474,978
Financing Instruments Payables	123,403,515	95,248,482
Trade payables	810,157	763,465
Borrowings	237,894	1,666,432
Other financial liabilities	12,320,730	14,730,863
Other liabilities	95,993,782	69,179,229
Social And Statutory Obligations	1,365,253	1,310,911
Payables On Social Security And Taxes	853,265	417,668
Net defined benefit liability	93,023,422	66,224,387
Provisions	191,651	146,173
Other non-financial liabilities	560,191	1,080,090
Deferred tax liabilities	489,493	265,290
Total liabilities	372,980,645	327,409,523
Total equity attributable to owners of parent	23,546,701	20,043,557
Issued capital	28	26
Capital reserve	24,008,890	20,939,689
Accumulated other comprehensive income	(337,113)	(673,978)
Treasury shares	(125,104)	(222,180)
Non-controlling interests	1,007	3,680
Total equity	23,547,708	20,047,237
Total equity and liabilities	R$ 396,528,353	R$ 347,456,760